Non-controlling Interest (Tables)	12 Months Ended
Dec. 31, 2025
Noncontrolling Interest [Abstract]
Schedule of Non controlling Interest

	2023	2024	2025
Balance, January 1,	$—	$4,319	$6,288
Non-controlling interest contribution in Drykon Maritime Corp.	4,520	—	—
Non-controlling interest contribution in Accuship Maritime Ltd.	—	5,880	—
Drykon Maritime Corp. gain/(loss) attributable to non-controlling interest (40%)	(201)	(216)	68
Accuship Maritime Ltd. loss attributable to non-controlling interest (40%)	—	(145)	(127)
Deemed dividend to Accuship Maritime Ltd. (from Konkar Venture acquisition)	—	(3,550)	—
Balance, December 31,	$4,319	$6,288	$6,229